Accounts Receivable - net (Details) In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 USD ($)	Dec. 31, 2014 Trade receivables USD ($)	Dec. 31, 2013 Trade receivables USD ($)	Dec. 31, 2014 Aging within one year, net of allowance for doubtful accounts USD ($)	Dec. 31, 2013 Aging within one year, net of allowance for doubtful accounts USD ($)	Dec. 31, 2014 Aging greater than one year, net of allowance for doubtful accounts USD ($)	Dec. 31, 2013 Aging greater than one year, net of allowance for doubtful accounts USD ($)	Dec. 31, 2014 Other receivables USD ($)	Dec. 31, 2013 Other receivables USD ($)	Dec. 31, 2014 Accounts aged more than three years	Dec. 31, 2013 Accounts aged more than three years	Dec. 31, 2014 Accounts receivable aged between two year and three years	Dec. 31, 2013 Accounts receivable aged between two year and three years	Dec. 31, 2014 Accounts receivable aged between one year and two years	Dec. 31, 2013 Accounts receivable aged between one year and two years	Dec. 31, 2014 Accounts receivable aged less than one year	Dec. 31, 2013 Accounts receivable aged less than one year
Accounts Receivable - net
Accounts receivable, gross				$ 42,423	$ 33,743
Allowance for doubtful accounts				(2,571)	(2,429)
Total	40,757		31,927	39,852	31,314	35,130	29,565	4,722	1,749	905	613
Carrying value of accounts receivable pledged as collateral for a bank loan	$ 5,641	35,000
Percentage allowance for accounts receivable												100.00%	100.00%	56.30%	56.30%	18.50%	16.90%	1.80%	1.70%